Regulatory Capital Requirements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of Bank Actual and Required Capital Amounts and Ratios
The following tables present actual and required capital ratios as of June 30, 2022 and December 31, 2021 under the Basel III Capital Rules. Bank capital levels required to be considered well capitalized are based upon prompt corrective action regulations.

	June 30, 2022		December 31, 2021
(In Thousands)	Amount	Ratio	Amount	Ratio
Total capital
(to risk-weighted assets)
Actual	$101,598	12.42%	$81,355	11.50%
For capital adequacy purposes	65,422	8.00	56,578	8.00
To be well capitalized	81,777	10.00	70,722	10.00
Tier 1 capital
(to risk-weighted assets)
Actual	$97,654	11.94%	$77,904	11.02%
For capital adequacy purposes	49,066	6.00	42,433	6.00
To be well capitalized	65,422	8.00	56,578	8.00
Common equity
(to risk-weighted assets)
Actual	$97,654	11.94%	$77,904	11.02%
For capital adequacy purposes	36,800	4.50	31,825	4.50
To be well capitalized	53,155	6.50	45,969	6.50
Tier 1 capital
(to average assets)
Actual	$97,654	10.10%	$77,904	8.85%
For capital adequacy purposes	38,657	4.00	35,230	4.00
To be well capitalized	48,321	5.00	44,038	5.00

The following tables present actual and required capital ratios as of December 31, 2021 and 2020 under the Basel III Capital Rules. Capital levels required to be considered well capitalized are based upon prompt corrective action regulations:

	December 31, 2021		December 31, 2020
(In Thousands)	Amount	Ratio	Amount	Ratio
Total capital
(to risk-weighted assets)
Actual	$81,355	11.50%	$36,484	14.33%
For capital adequacy purposes	56,578	8.00	20,367	8.00
To be well capitalized	70,722	10.00	24,459	10.00
Tier 1 capital
(to risk-weighted assets)
Actual	$77,904	11.02%	$33,666	13.22%
For capital adequacy purposes	42,433	6.00	15,275	6.00
To be well capitalized	56,578	8.00	20,367	8.00
Common equity
(to risk-weighted assets)
Actual	$77,904	11.02%	$33,666	13.22%
For capital adequacy purposes	31,825	4.50	11,456	4.50
To be well capitalized	45,969	6.50	16,548	6.50
Tier 1 capital
(to average assets)
Actual	$77,904	8.85%	$33,666	7.90%
For capital adequacy purposes	35,230	4.00	17,054	4.00
To be well capitalized	44,038	5.00	21,317	5.00